Shareholder Report, Average Annual Return (Details) WE0000000002518A_Dimensional International Core Equity 2 ETF_Single_TSR Annual {Single}	12 Months Ended	43 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional International Core Equity 2 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional International Core Equity 2 ETF – NAV
Average Annual Return, Percent	26.97%	10.76%
MSCI World ex USA IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA IMI Index (net div.)
Average Annual Return, Percent	23.90%	9.77%